PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	May 13, 2022	Dec. 31, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Warrant exercisable in to shares			1
Monterey Capital Acquisition Corporation
PRIVATE PLACEMENT
Aggregate purchase price		$ 0	$ 3,040,000
Monterey Capital Acquisition Corporation | Private Placement | Private placement warrants | Class A common stock
PRIVATE PLACEMENT
Warrant exercisable in to shares	1
Monterey Capital Acquisition Corporation | Private Placement | Private placement warrants | Sponsor
PRIVATE PLACEMENT
Warrants exercisable to purchase Class A ordinary shares	3,040,000
Price of warrants	$ 1
Aggregate purchase price	$ 3,040,000